INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred income and social contribution taxes
Assets temporary differences	R$ 9,824,160	R$ 12,903,115
Liabilities temporary differences	4,420,416	4,173,186
Non-current assets	5,404,862	8,729,929
Non-current liabilities	1,118
Tax loss
Deferred income and social contribution taxes
Assets temporary differences	1,262,655	1,156,876
Negative tax basis of social contribution
Deferred income and social contribution taxes
Assets temporary differences	462,012	411,074
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets temporary differences	208,797	249,345
Operating provisions and other losses
Deferred income and social contribution taxes
Assets temporary differences	910,580	965,130
Exchange rate variation
Deferred income and social contribution taxes
Assets temporary differences	4,949,546	6,555,202
Derivatives losses ("MtM")
Deferred income and social contribution taxes
Assets temporary differences	684,371	2,193,693
Amortization of fair value adjustment on business combination
Deferred income and social contribution taxes
Assets temporary differences	690,809	699,535
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets temporary differences	315,563	298,888
Leases
Deferred income and social contribution taxes
Assets temporary differences	339,827	373,372
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities temporary differences	884,796	746,489
Property, plant and equipment - deemed cost
Deferred income and social contribution taxes
Liabilities temporary differences	1,269,389	1,316,859
Accelerated tax depreciation
Deferred income and social contribution taxes
Liabilities temporary differences	906,997	944,949
Borrowing cost
Deferred income and social contribution taxes
Liabilities temporary differences	131,245	99,399
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities temporary differences	437,938	430,966
Deferred taxes, net of fair value adjustment
Deferred income and social contribution taxes
Liabilities temporary differences	413,050	427,313
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS and COFINS contribution tax basis)
Deferred income and social contribution taxes
Liabilities temporary differences	194,121	198,027
Provision of deferred taxes on results of associates abroad
Deferred income and social contribution taxes
Liabilities temporary differences	170,135
Other temporary differences
Deferred income and social contribution taxes
Liabilities temporary differences	R$ 12,745	R$ 9,184